ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Mar. 31, 2015
ACQUIRED INTANGIBLE ASSETS, NET
ACQUIRED INTANGIBLE ASSETS, NET

9.ACQUIRED INTANGIBLE ASSETS, NET

The gross carrying amount, accumulated amortization and net carrying amount of the intangible assets are as follows:

	As of March 31,
	2014	2015

Acquired intangible assets not subject to amortization
Trade-name	$7,212	$11,603
Acquired intangible assets subject to amortization
Customer relationship	12,303	23,286
Operating license	2,161	4,566
Favorable lease contract	1,372	1,925
Contract backlog	88	88
Non-compete agreement	454	454

Less: accumulated amortization
Customer relationship	4,059	8,163
Operating license	1,289	1,988
Favorable lease contract	169	433
Contract backlog	80	88
Non-compete agreement	37	189
Less: impairment	426	427

Intangible assets, net	$17,530	$30,634

Amortization expenses for the years ended March 31, 2013, 2014 and 2015 were $598, $1,885 and $5,221, respectively.  Amortization expenses for the years ending March 31, 2016, 2017, 2018, 2019, 2020 and thereafter would be $6,345, $4,901, $3,150, $1,813, $1,265 and $1,557, respectively. No impairment loss was recognized on acquired intangible assets during the years ended March 31, 2013, 2014 and 2015.